EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2016	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	62.00%
Target allocation 2016	60.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	38.00%
Target allocation 2016	40.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2016	0.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2016	0.00%